UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06292
______________________________________________

UBS Investment Trust
______________________________________________________________________________
(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114
______________________________________________________________________________
(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management 51 West 52nd Street New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq. Dechert LLP 1775 I Street, N.W. Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: August 31

Date of reporting period: February 28, 2007

Item 1. Reports to Stockholders.

UBS U.S. Allocation Fund
Semiannual Report
February 28, 2007

UBS U.S. Allocation Fund

April 16, 2007

Dear shareholder,
We present you with the semiannual report for UBS U.S. Allocation Fund (the “Fund”) for the six months ended February 28, 2007.

Performance
Over the six months ended February 28, 2007, the Fund’s Class A shares returned 8.11% before deducting the maximum sales charge (after deducting the maximum sales charge, the return was 2.17%). During the same period, the S&P 500 Index returned 8.93% and the U.S. Allocation Fund Index* (the “Index”) returned 7.85%. (Returns for all share classes over various time periods are shown in “Performance at a glance” on page 6; please note that the returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.)	UBS U.S. Allocation Fund

Investment goal:
 Total return, consisting of long-term capital appreciation and current income

Portfolio managers:
Portfolio Management Team, including Brian D. Singer, CFA
UBS Global Asset Management (Americas) Inc.

Commencement:
Class A—May 10, 1993
Class B—January 30, 1996
Class C—July 22, 1992
Class Y—May 10, 1993

Dividend payments:
Annually, if any

An interview with lead portfolio manager Brian D. Singer
Q.	Can you describe the economic environment during the Fund’s reporting period?
A.	The US economy, which expanded at a rapid pace in early 2006, showed signs of weakness during the reporting period. After growing 5.6% in the first quarter of 2006, gross domestic product (GDP) moderated over the remainder of the year, with third and fourth quarter GDP numbers coming in at 2.0% and 2.5%, respectively. As of this writing, first quarter 2007 GDP figures have not yet been released. The economy’s slowing growth was attributed to several factors, including the delayed impact of rising short-term interest rates, high oil prices, the troubled automotive sector, and a cooling of the once red-hot housing market.

*	An unmanaged index compiled by the advisor, constructed as follows: from July 22, 1992 (the Fund’s inception) until February 29, 2004: 100% S&P 500 Index; from March 1, 2004 until May 31, 2005: 65% Russell 3000 Index, 30% Lehman Brothers Aggregate Bond Index, 5% Merrill Lynch US High Yield Cash Pay Index; and from June 1, 2005 until present: 65% Russell 3000 Index, 30% Lehman Brothers Aggregate Bond Index, 5% Merrill Lynch US High Yield Cash Pay Constrained Index.

UBS U.S. Allocation Fund

Q.	How did the Federal Reserve Board (the “Fed”) react in this economic environment?
A.	After raising rates during 17 consecutive meetings from June 2004 through June 2006, the Fedheld the federal funds rate (or “fed funds” rate, the rate that banks charge one another for overnight loans) steady at 5.25% throughout the six-month reporting period. At its March 2007 meeting, which occurred after period end, the Fed again left the fed funds rate unchanged. In its statement, released in conjunction with its March meeting, the Fed stated, “Recent indicators have been mixed and the adjustment in the housing sector is ongoing. Nevertheless, the economy seems likely to continue to expand at a moderate pace over coming quarters... the Committee’s predominant policy concern remains the risk that inflation will fail to moderate as expected.” Fed funds futures indicate that consensus investor expectations are for the Fed to cut rates by year-end.

Q.	How did the US stock market perform during the reporting period?
A.	Despite a sharp decline at the end of February 2007, the US equity market generated solid results, with the S&P 500 Index returning 8.93% during the six months ended February 28, 2007. For much of the period, the stock market rose on the back of solid corporate profits and prospects for continued economic growth and moderate inflation. At the end of February the US market declined, precipitated by former Fed chairman Alan Greenspan’s comments-negatively interpreted-regarding the health of the US economy, execution errors on the NYSE and a coincidental sell-off of Chinese equities. The Dow Jones Industrial Average posted a 400+ point loss on February 27, 2007-its steepest daily decline since the markets reopened following September 11, 2001.

Looking at the six-month reporting period as a whole, mid-cap stocks generated the best results, as the Russell Midcap Index returned 13.50%. In contrast, small-cap stocks, as represented by the Russell 2000 Index, and large-cap stocks, as represented by the Russell 1000 Index, gained 10.76% and 9.68%, respectively.

Q.	How did the bond market perform during the reporting period?
A.	The Fed’s decision to hold interest rates steady, combined with expectations for rate cuts in 2007, helped the US bond market to generate a 3.66% return, as measured by the Lehman Brothers U.S. Aggregate Bond Index, during the six-month period. Bond yields fluctuated due to mixed economic data and shifting perceptions regarding the Fed’s future monetary policy. Bond prices rose sharply at

UBS U.S. Allocation Fund

the end of February in a ’flight to quality’ as economic data weakened, and, as previously mentioned, the stock market fell sharply.

Q.	How was the Fund allocated at the end of the reporting period?
A.	As of February 28, 2007, the Fund’s assets were allocated as follows: approximately 66% was invested in US stocks; 32% was invested in US bonds; and 3% was invested in cash equivalents and other assets. This allocation was consistent with our belief that stocks were close to fair value, whereas certain sectors of the US bond market were, in our view, overpriced.

Q.	Which portions of the Fund performed well during the period, and which areas produced disappointing results?
A.	The active asset allocation decision modestly detracted from performance over the reporting period, as cash holdings underperformed other fixed income. Security selection, on the other hand, was strongly additive, especially in US equities.

Our security selection process is driven by bottom-up analysis. As in the past, we continued to allocate assets to securities that we believe are attractively valued, and that compensate us for their inherent risk. This process resulted in underweight positions in the energy reserves and forest and paper industries, which enhanced results. Overweights in the securities and asset management industry, as well as to electric utilities, were also beneficial to performance. In contrast, from an industry perspective, overweights in medical services and banks, and underweights in the tobacco and equity REIT (real estate investment trust) industries detracted from results.

In terms of the Fund’s fixed income exposure, we underweighted corporate bonds throughout the reporting period. We believed that corporate bonds would insufficiently compensate investors for the market risk they would have contributed to the Fund versus other investment opportunities. This underweight position, as well as our security selection among high yield bonds, detracted from results over the period. The Fund’s largest overweight for the reporting period was in securitized sectors. Within this area, we favored hybrid adjustable-rate mortgages (ARMs) and non-agency mortgages. Within US government issues, we held a small allocation to Treasury Inflation Protected Securities (TIPS). Although we did not find TIPS undervalued in absolute terms, we felt they remained attractive relative to Treasuries.

UBS U.S. Allocation Fund

Q.	What is your outlook for the markets and the Portfolio?
A.	We believe the equity market could be negatively impacted by decelerating corporate earnings growth. However, this may be more than offset by high global liquidity and a robust merger and acquisition (M&A) environment. M&A activity has now risen to the peak levels reached in early 2000, and there is an abundance of cash on company balance sheets. Furthermore, rising allocations to private equity by large institutions have created a significant backlog of uninvested capital, which could further drive M&A activity and lift the overall stock market.

Turning to the bond market, we do not expect the Fed to cut interest rates during the first six months of the year, and remain concerned about the potential for longer-dated bond yields to rise commensurate with typical economic growth. The current fed funds rate of 5.25% represents fair value given its historical average during periods of stable economic growth. As long as inflation remains a concern and economic growth remains near trend at around 2.5%, we feel there will continue to be a bias toward further Fed tightening. We continue to view the corporate bond market as being expensive, with all of the positive fundamentals already reflected in prices. Given this view, we continue to favor securitized issues over corporate holdings. In particular, we hold hybrid adjustable-rate, non-agency and commercial mortgages as well as asset-backed securities.

UBS U.S. Allocation Fund

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/globalam-us.

Sincerely,

Kai R. Sotorp President UBS U.S. Allocation Fund Head of the Americas UBS Global Asset Management (Americas) Inc.	Brian D. Singer Lead Portfolio Manager UBS U.S. Allocation Fund Regional Chief Investment Officer UBS Global Asset Management (Americas) Inc.

Special considerations
Investors in the Fund should be able to withstand short-term fluctuations in the equity markets in return for potentially higher returns over the long term. The value of the Fund’s portfolio changes every day and may be affected by changes in interest rates, general market conditions and other political, social and economic developments, as well as specific matters relating to the companies in whose securities the Fund invests. It is important to note that an investment in the Fund is only one component of a balanced investment plan. Shares of Funds are not deposits or obligations of any bank, government agency, are not guaranteed by the FDIC or any other agency or involve investment risks such as the possible loss of the principal amount invested.

This letter is intended to assist shareholders in understanding how the Fund performed during the six months ended February 28, 2007. The views and opinions in the letter were current as of April 16, 2007. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent.

We encourage you to consult your financial advisor regarding your personal investment program.

*	Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568, or by visiting our Web site at www.ubs.com/globalam-us.

UBS U.S. Allocation Fund

Performance at a glance (unaudited)
Average annual total returns for periods ended 02/28/07

		6 months	1 year	5 years	10 years

	Class A*	8.11%	9.64%	6.32%	7.69%

Before deducting maximum sales charge	Class B**	7.63	8.74	5.49	7.19

	Class C***	7.70	8.82	5.53	6.89

	Class Y****	8.31	10.05	6.70	8.04

	Class A*	2.17	3.61	5.13	7.09

After deducting maximum sales charge	Class B**	2.63	3.74	5.16	7.19

	Class C***	6.70	7.82	5.53	6.89

S&P 500 Index†		8.93	11.97	6.82	7.63

U.S. Allocation Fund Index††		7.85	10.06	6.20	7.32

Lipper Flexible Portfolio Funds median†††		7.50	9.42	7.58	7.41

For most recent quarter-end performance, please refer to the “Average annual total returns” table on page 7.

*	Maximum sales charge for Class A shares is 5.5%. Class A shares bear ongoing 12b-1 service fees.

**	Maximum contingent deferred sales charge for Class B shares is 5% imposed on redemptions and is reduced to 0% after a maximum of six years. Class B shares bear ongoing 12b-1 service and distribution fees.

***	Maximum contingent deferred sales charge for Class C shares is 1% imposed on redemptions and is reduced to 0% after one year. Class C shares bear ongoing 12b-1 service and distribution fees.

****	The Fund offers Class Y shares to a limited group of eligible investors, including certain qualifying retirement plans. Class Y shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 service and distribution fees.

If an investor sells or exchanges shares less than 90 days after purchase, a redemption fee of 1.00% of the amount sold or exchanged will be deducted at the time of the transaction, except as noted otherwise in the prospectus.

†	The S&P 500 Index is an unmanaged, weighted index comprising 500 widely held common stocks varying in composition and is not available for direct investment.

††	An unmanaged index compiled by the advisor, constructed as follows: from July 22, 1992 (the Fund’s inception) until February 29, 2004: 100% S&P 500 Index; from March 1, 2004 until May 31, 2005: 65% Russell 3000 Index, 30% Lehman Brothers US Aggregate Bond Index, 5% Merrill Lynch US High Yield Cash Pay Index and from June 1, 2005 until present: 65% Russell 3000 Index, 30% Lehman Brothers US Aggregate Bond Index, and 5% Merrill Lynch US High Yield Cash Pay Constrained Index.

†††	Lipper peer group data calculated by Lipper Inc; used with permission. The Lipper median is the return of the fund that places in the middle of a Lipper peer group.

Past performance does not predict future performance, and the performance information provided does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance results assume reinvestment of all dividends and capital gain distributions at net asset value on the ex-dividend dates. Total returns for the period of less than one year have not been annualized. Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit http://www.ubs.com.

UBS U.S. Allocation Fund

Performance at a glance (unaudited) (concluded)
Average annual total returns for periods ended 03/31/07

		6 months	1 year	5 years	10 years

	Class A*	6.11%	9.37%	5.62%	8.19%

Before deducting maximum sales charge	Class B**	5.67	8.47	4.79	7.69

	Class C***	5.70	8.54	4.83	7.38

	Class Y****	6.27	9.70	5.98	8.53

	Class A*	0.28	3.34	4.43	7.58

After deducting maximum sales charge	Class B**	0.67	3.47	4.45	7.69

	Class C***	4.70	7.54	4.83	7.38

*	Maximum sales charge for Class A shares is 5.5%. Class A shares bear ongoing 12b-1 service fees.

**	Maximum contingent deferred sales charge for Class B shares is 5% imposed on redemptions and is reduced to 0% after a maximum of six years. Class B shares bear ongoing 12b-1 service and distribution fees.

***	Maximum contingent deferred sales charge for Class C shares is 1% imposed on redemptions and is reduced to 0% after one year. Class C shares bear ongoing 12b-1 service and distribution fees.

****	The Fund offers Class Y shares to a limited group of eligible investors, including certain qualifying retirement plans. Class Y shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 service and distribution fees.

If an investor sells or exchanges shares less than 90 days after purchase, a redemption fee of 1.00% of the amount sold or exchanged will be deducted at the time of the transaction, except as noted otherwise in the prospectus.

Past performance does not predict future performance, and the performance information provided does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance results assume reinvestment of all dividends and capital gain distributions at net asset value on the ex-dividend dates. Total returns for the period of less than one year have not been annualized. Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit http://www.ubs.com.

UBS U.S. Allocation Fund

Portfolio statistics (unaudited)

Characteristics	02/28/07		08/31/06		02/28/06

Net assets (mm)	$863.8		$892.6		$991.8

Number of securities	491		491		486

Portfolio composition*	02/28/07		08/31/06		02/28/06

Stocks	65.6%		66.1%		64.8%

Bonds	31.8		31.8		29.6

Cash equivalents and other assets less liabilities	2.6		2.1		5.6

	100.0%		100.0%		100.0%

Top five equity sectors*	02/28/07		08/31/06		02/28/06

Financials	16.7%	Financials	17.2%	Financials	16.4%

Consumer discretionary	11.1	Health care	11.9	Health care	12.0

Health care	9.6	Information technology	9.2	Information technology	9.9

Information technology	8.7	Consumer discretionary	9.1	Consumer discretionary	8.1

Industrials	7.2	Industrials	6.5	Industrials	7.5

Total	53.3%		53.9%		53.9%

Top ten equity securities*	02/28/07		08/31/06		02/28/06

Citigroup	2.6%	Citigroup	2.9%	Citigroup	2.6%

Morgan Stanley	2.4	Microsoft	2.4	Microsoft	2.3

Microsoft	2.1	Morgan Stanley	2.3	Wyeth	2.1

Wells Fargo	2.1	Wyeth	2.1	Morgan Stanley	2.0

Exelon	1.8	Wells Fargo	2.1	Wells Fargo	1.8

Mellon Financial Corp.	1.4	Exelon	1.8	Sprint Nextel	1.8

Johnson Controls, Inc.	1.4	Allergan	1.6	Exelon	1.7

American International Group	1.4	UnitedHealth Group	1.6	American International Group	1.5

Allergan	1.4	American International Group	1.5	J.P. Morgan Chase	1.5

Wyeth	1.4	Johnson & Johnson	1.5	UnitedHealth Group	1.5

Total	18.0%		19.8%		18.8%

*	Weightings represent percentages of net assets.

UBS U.S. Allocation Fund

Portfolio statistics (unaudited) (continued)

Fixed income sector allocation*	02/28/07	08/31/06	02/28/06

Mortgage & agency debt securities	12.7%	13.1%	13.2%

Corporate bonds	7.8	7.4	7.0

US government obligations	7.1	5.9	5.8

Commercial mortgage-backed securities	2.5	3.3	2.1

Asset-backed securities	1.5	2.1	1.5

International government obligations	0.2	0.0 †	0.0 †

Total	31.8%	31.8%	29.6%

*	Weightings represent percentages of net assets.

†	Weightings represent less than 0.05% of the Fund’s net assets as of the date indicated.

UBS U.S. Allocation Fund

Portfolio statistics (unaudited) (continued)

Top ten fixed income securities*	02/28/07		08/31/06		02/28/06

US Treasury Notes, 3.500% due 05/31/07	1.5%	US Treasury Notes, 3.875% due 02/15/13	0.9%	FNMA Certificates, 5.000% maturity to be assigned	1.8%

US Treasury Notes, 5.125% due 05/15/16	1.2	US Treasury Bonds, 8.500% due 02/15/20	0.9	US Treasury Bonds, 8.750% due 05/15/17	1.4

US Treasury Notes, 4.875% due 08/13/08	1.0	US Treasury Bonds, 8.875% due 05/15/17	0.8	US Treasury Bonds, 8.500% due 02/15/20	1.0

US Treasury Inflation Index Notes, 2.000% due 01/15/16	0.8	US Treasury Bonds, 8.875% due 02/15/19	0.8	US Treasury Notes, 3.875% due 02/15/13	0.9

FNMA Certificates, 5.500% due 11/01/17	0.7	FNMA Certificates, 5.500% due 11/01/17	0.8	FNMA Certificates, 5.500% due 11/01/17	0.8

FHLMC Certificates, 5.600% due 10/17/13	0.7	US Treasury Notes, 4.875% due 05/31/08	0.7	FNMA REMIC, 6.000% due 01/25/32	0.7

US Treasury Bonds, 4.500% due 02/15/36	0.6	FNMA Certificates, 4.625% due 06/01/10	0.7	US Treasury Notes, 3.875% due 05/15/09	0.6

FNMA Certificates, 5.500% due 09/01/17	0.6	FNMA REMIC, 6.00% due 01/25/32	0.7	FNMA Certificates, 4.625% due 06/01/10	0.6

Asset Securitization Corp. 7.384% due 08/13/29	0.6	Ford Motor Credit Co., 5.800% due 01/12/09	0.6	FNMA Certificates, 5.500% due 09/01/17	0.6

US Treasury Inflation Index Notes, 2.000% due 07/15/14	0.5	FNMA Certificates, 5.500% due 09/01/17	0.6	FNMA Certificates, 6.500% due 08/01/29	0.6

Total	8.2%		7.5%		9.0%

*	Weightings represent percentages of net assets.

UBS U.S. Allocation Fund

Portfolio of investments — February 28, 2007 (unaudited)
Common stocks—65.55%

	Number of
Security description	shares	Value

Aerospace& defense—0.71%
Hexcel Corp.*	34,700	$626,682

LMI Aerospace, Inc.*	13,700	246,463

Northrop Grumman Corp.	66,700	4,792,395

Triumph Group, Inc.[1]	8,008	429,309

		6,094,849

Air freight& couriers—1.13%
ABX Air, Inc.*	34,000	253,300

FedEx Corp.	82,900	9,465,522

		9,718,822

Auto components—2.13%
BorgWarner, Inc.	84,700	6,237,308

Johnson Controls, Inc.	130,100	12,203,380

		18,440,688

Automobiles—0.46%
Harley-Davidson, Inc.[1]	60,400	3,980,360

Banks—5.87%
BankUnited Financial Corp., Class A1	7,900	192,918

City National Corp.	36,200	2,612,916

Colonial BancGroup, Inc.	22,300	576,009

Cullen/Frost Bankers, Inc.	5,700	308,256

Fifth Third Bancorp[1]	228,538	9,205,511

Mellon Financial Corp.	287,000	12,464,410

PNC Financial Services Group	99,600	7,301,676

Wells Fargo & Co.[1]	520,000	18,044,000

		50,705,696

Beverages—0.98%
Anheuser-Busch Cos., Inc.	80,300	3,941,124

Constellation Brands, Inc., Class A*	194,400	4,560,624

		8,501,748

Biotechnology—1.11%
Genzyme Corp.*	120,900	7,471,620

	Number of
Security description	shares	Value

Biotechnology—(concluded)
Millennium Pharmaceuticals, Inc.*	193,600	$2,090,880

		9,562,500

Building products—1.42%
Drew Industries, Inc.*	12,900	371,520

Masco Corp.	370,700	11,065,395

Trex Co., Inc.1,*	12,300	300,366

Watsco, Inc.	10,400	523,848

		12,261,129

Chemicals—0.06%
Cytec Industries, Inc.	9,000	529,380

Commercial services& supplies—0.36%
Bristow Group, Inc.1,*	7,500	274,875

Coinstar, Inc.*	11,500	339,365

Dollar Financial Corp.*	13,600	348,432

H&R Block, Inc.	47,800	1,041,084

Heidrick & Struggles International, Inc.*	14,100	646,203

Valassis Communications, Inc.1,*	26,300	437,632

		3,087,591

Communication equipment—0.24%
Black Box Corp.	10,100	382,588

F5 Networks, Inc.*	7,500	544,650

Harris Corp.	13,200	647,856

InPhonic, Inc.1,*	12,500	155,375

OpNext, Inc.*	4,300	72,455

Powerwave Technologies, Inc.1,*	47,500	252,700

		2,055,624

Computers & peripherals—0.42%
Dell, Inc.*	156,900	3,585,165

Containers & packaging—0.03%
Caraustar Industries, Inc.*	35,200	277,024

UBS U.S. Allocation Fund

Portfolio of investments — February 28, 2007 (unaudited)
Common stocks—(continued)

	Number of
Security description	shares	Value

Distributors—0.03%
Beacon Roofing Supply, Inc.*	16,100	$267,743

Diversified financials—7.41%
Apollo Investment Corp.	38,600	875,448

CBRE Realty Finance, Inc[1]	35,200	460,416

Citigroup, Inc.	450,286	22,694,415

Federal Home Loan Mortgage Corp.	96,300	6,180,534

GFI Group, Inc.*	8,900	548,329

J.P. Morgan Chase & Co.	219,000	10,818,600

Lazard Ltd., Class A	14,700	756,903

Morgan Stanley	270,450	20,262,114

National Financial Partners Corp.	11,700	540,072

optionsXpress Holdings, Inc.	12,600	292,446

Walter Industries, Inc.[1]	22,967	572,567

		64,001,844

Diversified telecommunication services—2.52%
AT&T, Inc.	227,700	8,379,360

Embarq Corp.	29,384	1,626,405

NeuStar, Inc., Class A*	12,400	396,800

Sprint Nextel Corp.[1]	587,594	11,328,812

		21,731,377

Electric utilities—2.89%
American Electric
Power Co., Inc.	114,500	5,136,470

Exelon Corp.[1]	232,100	15,302,353

Hawaiian Electric Industries, Inc.[1]	16,600	434,422

Northeast Utilities	59,500	1,729,070

Pepco Holdings, Inc.	89,400	2,379,828

		24,982,143

Electrical equipment—0.04%
A.O. Smith Corp.	8,400	324,828

	Number of
Security description	shares	Value

Electronic equipment & instruments—0.40%
Newport Corp.1,*	31,000	$553,660

Regal-Beloit Corp.	14,800	669,552

Waters Corp.*	41,600	2,257,216

		3,480,428

Energy equipment & services—1.86%
ENSCO International,
Inc.	101,300	5,076,143

GlobalSantaFe Corp.	98,600	5,682,318

Halliburton Co.[1]	156,700	4,838,896

Metretek Technologies, Inc.*	4,100	49,856

Oil States International, Inc.*	15,200	446,120

		16,093,333

Food & drug retailing—0.84%
Nash Finch Co.[1]	6,600	198,396

Sysco Corp.	212,900	7,017,184

		7,215,580

Gas utilities—1.13%
NiSource, Inc.	136,500	3,247,335

Sempra Energy	108,600	6,521,430

		9,768,765

Health care equipment & supplies—0.73%
I-Flow Corp.*	15,200	219,032

Medtronic, Inc.	115,800	5,831,688

Syneron Medical Ltd.1,*	10,600	283,126

		6,333,846

Health care providers & services—1.19%
Centene Corp.1,*	12,000	289,440

LifePoint Hospitals, Inc.*	17,300	633,180

Matria Healthcare, Inc.1,*	18,974	481,370

Option Care, Inc.	24,100	320,048

UnitedHealth Group, Inc.	164,400	8,581,680

		10,305,718

UBS U.S. Allocation Fund

Portfolio of investments — February 28, 2007 (unaudited)
Common stocks—(continued)

	Number of
Security description	shares	Value

Hotels, restaurants & leisure—1.12%
Carnival Corp.	187,200	$8,689,824

Vail Resorts, Inc.1,*	18,900	982,044

		9,671,868

Household durables—0.77%
Ethan Allen Interiors, Inc.[1]	14,200	523,412

Fortune Brands, Inc.[1]	64,400	5,177,760

Stanley Furniture Co., Inc.	12,400	266,724

Tempur-Pedic International, Inc.1,*	26,100	649,629

		6,617,525

Insurance—2.83%
Allstate Corp.	89,700	5,387,382

American Equity Investment Life Holding Co.	33,000	437,580

American International Group, Inc.	181,100	12,151,810

Hartford Financial Services Group, Inc.	61,900	5,853,264

Primus Guaranty, Ltd.1,*	49,500	627,165

		24,457,201

Internet & catalog retail—0.46%
Amazon. com, Inc.1,*	101,600	3,976,624

Internet software & services—1.10%
Acme Packet, Inc.*	2,000	33,220

McAfee, Inc.1,*	98,400	2,963,808

Openwave Systems, Inc.1,*	22,700	185,232

RightNow Technologies, Inc.*	17,100	285,057

Tumbleweed Communications Corp.*	84,300	294,207

ValueClick, Inc.1,*	18,000	477,000

WebEx Communications, Inc.*	11,000	477,730

	Number of
Security description	shares	Value

Internet software & services—(concluded)
Websense, Inc.1,*	26,200	$596,312

Yahoo!, Inc.1,*	135,200	4,172,272

		9,484,838

IT consulting & services—0.23%
Accenture Ltd., Class A	49,700	1,774,290

SRA International, Inc., Class A1,*	8,500	201,450

		1,975,740

Machinery—2.17%
Briggs & Stratton Corp.[1]	8,200	239,768

Chart Industries, Inc.*	8,300	141,017

Dionex Corp.*	3,500	215,670

ESCO Technologies, Inc.*	10,000	435,900

Illinois Tool Works, Inc.[1]	214,400	11,084,480

Insteel Industries, Inc.	17,900	329,539

PACCAR, Inc.[1]	90,600	6,295,794

		18,742,168

Media—2.99%
News Corp., Class A	197,400	4,447,422

Omnicom Group, Inc.	94,100	9,749,701

R.H. Donnelley Corp.1,*	75,185	5,379,487

Scholastic Corp.*	2,600	90,454

Source Interlink Cos., Inc.1,*	33,200	239,372

Source Interlink Cos., Inc.1,*	33,200	239,372

The McGraw-Hill Cos., Inc.	47,900	3,094,819

Viacom Inc., Class B*	72,300	2,822,592

		25,823,847

Metals & mining—0.22%
Alpha Natural Resources, Inc.*	37,300	538,239

Foundation Coal Holdings, Inc.	17,000	559,640

Quanex Corp.[1]	20,000	781,800

		1,879,679

UBS U.S. Allocation Fund

Portfolio of investments — February 28, 2007 (unaudited)
Common stocks—(continued)

	Number of
Security description	shares	Value

Multi-line retail—0.92%
Costco Wholesale Corp.	142,000	$7,936,380

Oil & gas—1.59%
Chevron Corp.	46,300	3,176,643

EOG Resources, Inc.[1]	68,900	4,667,286

Equitable Resources, Inc.	11,500	490,705

Exxon Mobil Corp.	75,400	5,404,672

		13,739,306

Pharmaceuticals—6.59%
Alkermes, Inc.1,*	17,000	278,800

Allergan, Inc.	107,000	11,952,970

Bristol-Myers Squibb Co.	255,400	6,740,006

Cephalon, Inc.*	32,100	2,281,668

Johnson & Johnson	140,064	8,831,035

K-V Pharmaceutical Co., Class A1,*	12,900	317,985

Medco Health Solutions, Inc.*	110,300	7,457,383

Merck & Co., Inc.	168,500	7,440,960

Wyeth	238,300	11,657,636

		56,958,443

Real estate—0.59%
American Financial Realty Trust	19,900	220,890

Capital Lease Funding, Inc.	45,700	484,877

FelCor Lodging Trust, Inc.[1]	41,500	978,570

Gramercy Capital Corp.	16,400	527,424

Highland Hospitality Corp.	35, 600	584,196

HomeBanc Corp.[1]	50,900	141,502

LaSalle Hotel Properties	8,600	382,098

MFA Mortgage Investments, Inc.	68,500	507,585

RAIT Investment Trust	26,948	901,411

Spirit Finance Corp.	27,200	351,424

		5,079,977

	Number of
Security description	shares	Value

Road & rail—1.32%
Burlington Northern Santa Fe Corp.[1]	134,600	$10,658,974

Genesee & Wyoming, Inc., Class A1,*	18,350	476,366

Kansas City Southern1,*	9,400	301,176

		11,436,516

Semiconductor equipment & products—2.96%
Analog Devices, Inc.	191,700	6,949,125

Intel Corp.	470,200	9,333,470

National Semiconductor Corp.	112,300	2,877,126

ON Semiconductor Corp.1,*	38,900	381,998

SiRF Technology Holdings, Inc.1,*	14,500	414,555

Xilinx, Inc.[1]	219,900	5,633,838

		25,590,112

Software—3.44%
Double-Take Software, Inc.*	500	7,060

Innerworkings, Inc.1,*	21,300	288,615

Microsoft Corp.	654,800	18,445,716

Quest Software, Inc.*	13,400	218,688

Red Hat, Inc.1,*	141,300	3,172,185

Secure Computing Corp.1,*	25,900	222,222

Smith Micro Software, Inc.1,*	11,400	153,786

Symantec Corp.1,*	401,073	6,858,348

VASCO Data Security International, Inc.1,*	18,100	318,379

		29,684,999

Specialty retail—1.80%
AnnTaylor Stores Corp.*	9,400	333,606

Casual Male Retail Group, Inc.*	21,200	265,000

UBS U.S. Allocation Fund

Portfolio of investments — February 28, 2007 (unaudited)
Common stocks—(concluded)

	Number of
Security description	shares	Value

Specialty retail—(concluded)
Chico’s FAS, Inc.1,*	144,100	$3,232,163

Conn’s, Inc.1,*	14,400	364,464

Home Depot, Inc.	208,800	8,268,480

Interline Brands, Inc.*	23,100	488,796

Movado Group, Inc.[1]	14,956	441,351

Regis Corp.	10,900	458,672

Rush Enterprises, Inc., Class A*	24,000	445,680

Susser Holdings Corp.1,*	17,700	318,954

United Rentals, Inc.1,*	33,100	945,998

		15,563,164

	Number of
Security description	shares	Value

Textiles & apparel—0.43%
Coach, Inc.1,*	71,100	$3,355,920

True Religion Apparel, Inc.1,*	21,900	371,862

		3,727,782

Water utilities—0.06%
Mueller Water Products, Inc., Class B	33,673	499,710

Total common stocks (cost—$481,166,625)		566,152,060

UBS U.S. Allocation Fund

Portfolio of investments — February 28, 2007 (unaudited)

Principal
amount		Maturity	Interest
(000)		dates	rates		Value

US government obligations—7.11%
$2,140	US Treasury Bonds	08/15/21	8.125%		$2,888,163

785	US Treasury Bonds	08/15/23	6.250		915,813

5,635	US Treasury Bonds[1]	02/15/36	4.500		5,465,071

4,726	US Treasury Inflation Index Notes	07/15/14	2.000		4,672,437

6,725	US Treasury Inflation Index Notes	01/15/16	2.000		6,626,622

13,270	US Treasury Notes	05/31/07	3.500		13,220,237

8,650	US Treasury Notes	08/31/08	4.875		8,664,869

4,395	US Treasury Notes[1]	10/31/08	4.875		4,406,673

895	US Treasury Notes	05/15/09	4.875		899,860

3,010	US Treasury Notes	10/31/11	4.625		3,022,934

270	US Treasury Notes	02/15/13	3.875		261,299

9,990	US Treasury Notes	05/15/16	5.125		10,402,867

Total US government obligations (cost—$60,896,873)					61,446,845

Mortgage & agency debt securities—12.68%
2,455	Adjustable Rate Mortgage Trust,
	Series 2006-1, Class 5A1	03/25/36	6.097		2,481,692

999	Bear Stearns Alternative-A Trust,
	Series 2006-4, Class 3B2	07/25/36	6.320	[2]	996,787

1,002	Countrywide Alternative Loan Trust,
	Series 2005-J2, Class 2A1	04/25/35	7.500		1,014,714

2,545	Countrywide Home Loans,
	Series 2006-HYB1, Class 1A1	03/20/36	5.377	[2]	2,549,921

2,212	Credit Suisse First Boston Mortgage
	Securities Corp., Series 2005- 10, Class 10 A3	11/25/35	6.000		2,238,417

1,848	Credit Suisse First Boston Mortgage
	Securities Corp., Series 2005-11, Class 1A1	12/25/35	6.500		1,870,940

2,930	Federal Home Loan Bank Certificates	10/02/09	5.000		2,943,516

2,960	Federal Home Loan Mortgage
	Corporation Certificates	02/21/08	4.625		2,948,113

6,080	Federal Home Loan Morgtage
	Corporation Certificates	10/17/13	5.600		6,102,891

1,750	Federal Home Loan Mortgage
	Corporation Certificates	06/27/16	5.750		1,829,046

UBS U.S. Allocation Fund

Portfolio of investments — February 28, 2007 (unaudited)

Principal
amount		Maturity	Interest
(000)		dates	rates	Value

Mortgage & agency debt securities—(continued)
$28	Federal Home Loan Mortgage
	Corporation Certificates	12/01/17	6.000%	$28,016

34	Federal Home Loan Mortgage
	Corporation Certificates	01/01/18	5.500	33,702

29	Federal Home Loan Mortgage
	Corporation Certificates	04/01/18	5.500	29,035

1,453	Federal Home Loan Mortgage
	Corporation Certificates	08/01/28	6.500	1,495,619

22	Federal Home Loan Mortgage
	Corporation Certificates	02/01/29	6.500	22,742

20	Federal Home Loan Mortgage
	Corporation Certificates	04/01/29	6.500	20,534

7	Federal Home Loan Mortgage
	Corporation Certificates	03/01/32	6.000	6,638

45	Federal Home Loan Mortgage
	Corporation Certificates	11/01/32	6.500	45,721

2,318	Federal Home Loan Mortgage
	Corporation Certificates	12/01/34	4.500	2,191,652

2,710	Federal National Mortgage
	Association Certificates	08/15/10	4.250	2,665,336

3,525	Federal National Mortgage
	Association Certificates	11/08/10	5.200	3,516,826

2,930	Federal National Mortgage
	Association Certificates	02/01/11	6.250	3,062,468

4,180	Federal National Mortgage
	Association Certificates[1]	03/15/13	4.375	4,079,095

1,762	Federal National Mortgage
	Association Certificates	02/01/14	6.000	1,790,717

1,945	Federal National Mortgage
	Association Certificates	05/12/16	6.070	1,958,218

66	Federal National Mortgage
	Association Certificates	03/01/17	6.500	67,755

5,247	Federal National Mortgage
	Association Certificates	09/01/17	5.500	5,278,499

6,311	Federal National Mortgage
	Association Certificates	11/01/17	5.500	6,344,080

UBS U.S. Allocation Fund

Portfolio of investments — February 28, 2007 (unaudited)

Principal
amount		Maturity	Interest
(000)		dates	rates	Value

Mortgage & agency debt securities—(continued)
$3,719	Federal National Mortgage
	Association Certificates	02/01/19	5.000%	$3,679,898

4	Federal National Mortgage
	Association Certificates	06/01/23	6.000	3,781

14	Federal National Mortgage
	Association Certificates	03/01/29	6.000	14,618

36	Federal National Mortgage
	Association Certificates	04/01/29	6.500	36,688

4,540	Federal National Mortgage
	Association Certificates	08/01/29	6.500	4,669,974

2,105	Federal National Mortgage
	Association Certificates	12/01/29	6.500	2,166,532

14	Federal National Mortgage
	Association Certificates	05/01/30	6.500	14,767

2,425	Federal National Mortgage
	Association Certificates	07/01/30	6.500	2,494,776

3,118	Federal National Mortgage
	Association Certificates	11/01/30	6.500	3,209,463

10	Federal National Mortgage
	Association Certificates	05/01/31	7.500	10,087

15	Federal National Mortgage
	Association Certificates	11/01/31	6.500	15,804

1,285	Federal National Mortgage
	Association Certificates	08/01/32	7.000	1,327,811

18	Federal National Mortgage
	Association Certificates	02/01/33	7.500	18,747

1,953	Federal National Mortgage
	Association Certificates	05/01/33	5.500	1,941,443

3,258	Federal National Mortgage
	Association Certificates	06/01/33	5.500	3,241,416

13	Federal National Mortgage
	Association Certificates	06/01/33	6.000	13,136

1,915	Federal National Mortgage
	Association Certificates	07/01/33	5.500	1,903,894

51	FHLMC REMIC, Series 2148, Class ZA	04/15/29	6.000	51,455

17	FHLMC REMIC, Series 2426, Class GH	08/15/30	6.000	17,153

927	FHLMC REMIC, Series 2430, Class UC	09/15/16	6.000	936,403

UBS U.S. Allocation Fund

Portfolio of investments — February 28, 2007 (unaudited)

Principal
amount		Maturity	Interest
(000)		dates	rates		Value

Mortgage & agency debt securities—(concluded)
$2,298	FHLMC REMIC, Series T-42, Class A5	02/25/42	7.500%		$2,393,066

336	First Horizon Mortgage Pass-Through Trust,
	Series 2004-FL1, Class 1A1	02/25/35	5.590	[2]	336,336

3,657	FNMA REMIC, Series 2004-W1,
	Class 3A	01/25/43	5.930	[2]	3,705,080

8	Government National Mortgage
	Association Certificates	04/15/26	7.000		8,637

14	Government National Mortgage
	Association Certificates	10/15/28	6.500		14,414

3,641	Government National Mortgage
	Association Certificates	07/15/29	6.000		3,710,562

29	Government National Mortgage
	Association Certificates	04/15/31	6.500		29,374

6	Government National Mortgage
	Association Certificates II	11/20/28	6.000		6,271

14	Government National Mortgage
	Association Certificates II	02/20/29	6.000		13,762

3,119	Government National Mortgage
	Association Certificates II	02/20/34	6.000		3,163,002

531	GSMPS Mortgage Loan Trust,
	Series 2001-2, Class A3	06/19/32	7.500		552,779

2,544	JP Morgan Alternative Loan Trust,
	Series 2006-S1, Class 1A19	03/25/36	6.500		2,600,263

3,250	Lehman XS Trust, Series 2005-8,
	Class 2A3	12/25/35	6.000	[6]	3,261,223

1,253	MLCC Mortgage Investors, Inc.,
	Series 2006-2, Class 4A	05/25/36	5.797	[2]	1,261,316

416	Merrill Lynch Credit Corporation
	Mortgage Investors, Inc.,
	Series 2003-D, Class XA1[4,5]	08/25/28	1.000		1,266

3,000	Residential Asset Securitization Trust,
	Series 2006-A2, Class A11	05/25/36	6.000		3,040,531

2,025	Washington Mutual, Series 2002-AR17,
	Class 1A	11/25/42	6.083	[2]	2,026,293

Total mortgage & agency debt securities (cost—$110,368,679)					109,504,711

UBS U.S. Allocation Fund

Portfolio of investments — February 28, 2007 (unaudited)

Principal
amount		Maturity	Interest
(000)		dates	rates		Value

Commercial mortgage-backed securities—2.47%
$5,150	Asset Securitization Corp.,
	Series 1995-MD4, Class A3	08/13/29	7.384%		$5,193,911

594	First Union Lehman-Brothers
	Commercial Mortgage,
	Series 1997-C2, Class A3	11/18/29	6.650		595,360

3,500	Greenwich Capital Commercial
	Funding Corp., Series 2006-RR1,
	Class A1[3]	03/18/49	5.782	[2]	3,635,625

3,500	GS Mortgage Securities Corp. II,
	Series 2006-CC1, Class A3	03/21/46	5.396	[2]	3,490,375

3,125	GS Mortgage Securities Corp. II,
	Series 2006-RR2, Class A1[3]	06/23/46	5.693	[2]	3,177,274

1,300	Host Marriott Pool Trust,
	Series 1999-HMTA, Class C3	08/03/15	7.730		1,372,418

800	Host Marriott Pool Trust,
	Series 1999-HMTA, Class D3	08/03/15	7.970		847,682

800	Host Marriott Pool Trust,
	Series 1999-HMTA, Class E3	08/03/15	8.070		848,661

1,844	JP Morgan Commercial Mortgage
	Finance Corp., Series 1998-C6,
	Class A3	01/15/30	6.613		1,851,956

2	Morgan Stanley Dean Witter Capital I,
	Series 2000-LIF2, Class A1	10/15/33	6.960		1,991

337	Nomura Asset Securities Corp.,
	Series 1996-MD5, Class A4	04/13/39	8.201	[2]	339,021

Total commercial mortgage-backed securities (cost—$21,279,040)					21,354,274

Asset-backed securities—1.54%
2,993	Conseco Finance Securitizations Corp.,
	Series 2000-5, Class A5	02/01/32	7.700		2,990,842

8	Countrywide Asset-Backed Certificates,
	Series 2004-SD1, Class A1[3]	06/25/33	5.660	[2]	8,415

175	GSAMP Trust, Series 2006-S2,
	Class B2[3,4]	01/25/36	7.000	[6]	8,750

300	GSAMP Trust, Series 2006-S5, Class A2	12/12/36	5.658	[6]	301,084

2,000	Home Equity Mortgage Trust,
	Series 2006-4, Class A2	11/25/36	5.730	[6]	2,021,527

1,400	Paragon Mortgages PLC, Series 7A,
	Class B1A3	05/15/43	6.110	[2]	1,401,617

UBS U.S. Allocation Fund

Portfolio of investments — February 28, 2007 (unaudited)

Principal
amount		Maturity	Interest
(000)		dates	rates		Value

Asset-backed securities—(concluded)
$4,500	Permanent Financing PLC, Series 4,
	Class 2C	06/10/42	6.110%[2]		$4,500,376

660	Providian Gateway Master Trust,
	Series 2004-AA, Class C3	03/15/11	6.220	[2]	660,103

770	Providian Gateway Master Trust,
	Series 2004-AA, Class D3	03/15/11	7.170	[2]	770,361

645	Rutland Rated Investments,
	Series DRYD-1A, Class A6F3	06/20/13	6.957		663,544

Total asset-backed securities (cost—$13,424,226)					13,326,619

Corporate bonds—7.77%

Aerospace & defense—0.11%
40	Alion Science and Technology Corp.[3]	02/01/15	10.250		41,600

100	BE Aerospace, Inc., Series B	05/01/11	8.875		103,375

325	Boeing Capital Corp.	09/27/10	7.375		349,979

165	Esterline Technologies Corp.[3]	03/01/17	6.625		165,000

175	Lockheed Martin Corp.	09/01/36	6.150		189,080

125	Sequa Corp.	08/01/09	9.000		131,875

					980,909

Agriculture—0.02%
150	American Rock Salt Co. LLC	03/15/14	9.500		152,250

Apparel/textiles—0.05%
75	Collins & Aikman Floorcovering, Series B	02/15/10	9.750		76,687

225	Levi Strauss & Co.	12/15/12	12.250		248,344

50	Perry Ellis International, Inc.	09/15/13	8.875		51,750

67	Rafaella Apparel Group[3]	06/15/11	11.250		68,675

					445,456

Automobile OEM—0.94%
1,705	DaimlerChrysler N.A. Holding Corp.	06/04/08	4.050		1,678,274

4,675	Ford Motor Credit Co.	01/12/09	5.800		4,591,981

450	Ford Motor Credit Co.	10/28/09	7.375		453,378

300	General Motors	01/15/11	7.200		292,500

1,055	General Motors Acceptance Corp.	09/15/11	6.875		1,067,663

					8,083,796

UBS U.S. Allocation Fund

Portfolio of investments — February 28, 2007 (unaudited)

Principal
amount		Maturity	Interest
(000)		dates	rates	Value

Corporate bonds—(continued)

Automotive parts—0.06%
$175	Arvinmeritor	09/15/15	8.125%	$177,625

225	Cooper Standard Auto[1]	12/15/14	8.375	189,000

125	Stanadyne Corp.	08/15/14	10.000	129,688
				496,313

Banking-non-US—0.09%
275	Abbey National PLC	10/26/29	7.950	354,327

350	Royal Bank of Scotland Group PLC	03/31/10[7]	9.118	387,855

				742,182

Banking-US—1.18%
1,000	Bank of America Corp.[3]	03/15/17	5.420	1,003,382

1,600	Citigroup, Inc.	08/27/12	5.625	1,639,683

880	Citigroup, Inc.	09/15/14	5.000	863,917

510	CS First Boston, Inc.	01/15/12	6.500	540,876

580	HSBC Bank USA	08/15/35	5.625	568,292

1,000	J.P. Morgan Chase & Co.	02/01/11	6.750	1,055,330

350	US Bank N.A. Minnesota	08/01/11	6.375	367,396

775	Wachovia Bank N.A.	08/18/10	7.800	835,247

1,335	Washington Mutual, Inc.	01/15/13	5.500	1,345,453

1,250	Wells Fargo Bank N.A.	02/01/11	6.450	1,313,698

655	Wells Fargo Bank N.A.	08/26/36	5.950	686,928

				10,220,202

Broadcast—0.04%
125	CMP Susquehanna[3]	05/15/14	9.875	128,437

75	Nexstar Finance Holdings LLC, Inc.	04/01/13	11.375 [6]	71,250

100	Nexstar Finance, Inc.	01/15/14	7.000	96,500

75	Univision Communications, Inc.	07/15/11	7.850	78,563

				374,750

Brokerage—0.44%
1,525	Goldman Sachs Group, Inc.	01/15/11	6.875	1,618,243

535	Lehman Brothers Holdings	02/06/12	5.250	536,261

1,550	Morgan Stanley	04/15/11	6.750	1,644,911

				3,799,415

UBS U.S. Allocation Fund

Portfolio of investments — February 28, 2007 (unaudited)

Principal
amount		Maturity	Interest
(000)		dates	rates	Value

Corporate bonds—(continued)

Building materials—0.09%
$75	Ahern Rentals, Inc.	08/15/13	9.250%	$78,562

50	Ahern Rentals, Inc.[3]	08/15/13	9.250	52,375

225	Ainsworth Lumber[1]	10/01/12	7.250	175,500

260	CRH America, Inc.	09/30/16	6.000	267,803

100	Interface, Inc.	02/01/10	10.375	110,750

100	US Concrete, Inc.	04/01/14	8.375	102,000

				786,990

Business services—0.02%
125	Da-Lite Screen Co., Inc.	05/15/11	9.500	130,938

50	Sensata Technologies BV3	05/01/14	8.000	50,250

				181,188

Cable—0.23%
1,360	Comcast Cable Communications, Inc.	01/30/11	6.750	1,434,293

175	CSC Holdings, Inc.	08/15/09	8.125	181,125

150	Insight Communications, Inc.	02/15/11	12.250[6]	156,562

150	Mediacom Broadband LLC	01/15/13	9.500	154,125

100	Quebecor Media	03/15/16	7.750	102,500

				2,028,605

Chemicals—0.18%
100	Chemtura Corp.	06/01/16	6.875	97,000

50	Georgia Gulf Corp.[3]	10/15/14	9.500	49,250

100	Hercules, Inc.	06/30/29	6.500	91,500

400	ICI Wilmington, Inc.	12/01/08	4.375	394,044

150	Ineos Group Holdings PLC[3]	02/15/16	8.500	145,875

50	Momentive Performance[3]	12/01/14	9.750	52,375

225	Montell Finance Co. BV3	03/15/27	8.100	225,000

150	Omnova Solutions, Inc.	06/01/10	11.250	160,312

150	Polyone Corp.	05/15/10	10.625	158,813

60	Rockwood Specialties Group, Inc.	05/15/11	10.625	63,300

75	Terra Capital, Inc.[3]	02/01/17	7.000	74,625

				1,512,094

UBS U.S. Allocation Fund

Portfolio of investments — February 28, 2007 (unaudited)

Principal
amount		Maturity	Interest
(000)		dates	rates	Value

Corporate bonds—(continued)

Commercial services—0.01%
$50	Technical Olympic USA, Inc.	07/01/12	10.375%	$46,250

100	Technical Olympic USA, Inc.[1]	01/15/15	7.500	81,000

				127,250

Commercial services & supplies—0.02%
175	Xerox Capital Trust I	02/01/27	8.000	178,719

Consumer products—0.11%
820	Fortune Brands, Inc.	01/15/16	5.375	797,712

150	Prestige Brands, Inc.	04/15/12	9.250	155,250

				952,962

Consumer products-nondurables—0.05%
335	Avon Products, Inc.	11/15/09	7.150	351,815

50	Chattem, Inc.	03/01/14	7.000	50,000

				401,815

Consumer services—0.01%
25	Aramark Corp.[3]	02/01/15	8.500	25,969

100	Aramark Corp.[3]	02/01/15	8.860 [2]	103,250

				129,219

Containers & packaging—0.04%
75	Berry Plastics Holding Corp.	09/15/14	8.875	77,625

125	Jefferson Smurfit Corp.	10/01/12	8.250	127,500

150	Owens-Illinois, Inc.	05/15/18	7.800	154,500

25	Solo Cup Co.[1]	02/15/14	8.500	21,688

				381,313

Diversified financials—0.02%
125	Bluewater Finance Ltd.	02/15/12	10.250	130,313

Electric utilities—0.33%
125	Comstock Resources, Inc.	03/01/12	6.875	120,938

280	Dominion Resources, Inc.	06/15/35	5.950	282,231

250	DTE Energy Co.	06/01/16	6.350	264,611

125	Dynegy Holdings, Inc.	05/01/16	8.375	133,750

395	Exelon Generation Co. LLC	01/15/14	5.350	390,470

175	Mirant Americas Generation LLC	05/01/31	9.125	186,812

200	Mirant N.A. LLC	12/31/13	7.375	205,500

UBS U.S. Allocation Fund

Portfolio of investments — February 28, 2007 (unaudited)

Principal
amount		Maturity	Interest
(000)		dates	rates	Value

Corporate bonds—(continued)
Electric utilities—(concluded)
$150	NRG Energy, Inc.	02/01/16	7.375%	$153,000

125	NRG Energy, Inc.	01/15/17	7.375	127,187

270	Pacific Gas & Electric Co.	03/01/34	6.050	279,111

670	PSEG Power	06/01/12	6.950	719,796

				2,863,406

Electronics—0.03%
50	NXP BV/NXP Funding LLC[3]	10/15/14	7.875	51,625

50	NXP BV/NXP Funding LLC[3]	10/15/15	9.500	51,625

150	Sanmina-SCI Corp.	03/01/16	8.125	143,250

				246,500

Energy—0.16%
225	Anadarko Finance Co., Series B	05/01/11	6.750	236,920

350	Devon Financing Corp., U.L.C.	09/30/11	6.875	373,262

195	Devon Financing Corp., U.L.C.	09/30/31	7.875	238,477

100	Gulfmark Offshore, Inc.	07/15/14	7.750	102,000

225	Transocean, Inc.	04/15/31	7.500	264,171

200	Whiting Petroleum Corp.	05/01/12	7.250	199,000

				1,413,830

Energy-integrated—0.06%
100	OPTI Canada, Inc.[3]	12/15/14	8.250	103,500

185	PPL Energy Supply LLC	12/15/36	6.000	181,929

250	PPL Energy Supply LLC, Series A	11/01/11	6.400	260,106

				545,535

Environmental services—0.04%
300	Waste Management, Inc.	08/01/10	7.375	320,394

Finance-noncaptive consumer—0.45%
525	Capital One Financial	06/01/15	5.500	526,405

500	Countrywide Home Loans	05/21/08	3.250	488,038

700	HSBC Finance Corp.	05/15/11	6.750	743,280

335	MBNA Corp.	03/15/12	7.500	371,221

765	Residential Capital LLC	11/21/08	6.125	767,991

980	Residential Capital LLC	06/30/10	6.375	988,567

				3,885,502

UBS U.S. Allocation Fund

Portfolio of investments — February 28, 2007 (unaudited)

Principal
amount		Maturity	Interest
(000)		dates	rates	Value

Corporate bonds—(continued)

Finance-noncaptive diversified—0.46%
$2,350	General Electric Capital Corp.	06/15/12	6.000%	$2,449,358

600	General Electric Capital Corp.	03/15/32	6.750	697,655

850	International Lease Finance Corp.	04/01/09	3.500	825,197

				3,972,210

Food—0.16%
200	Ameriqual Group LLC[3]	04/01/12	9.000	208,500

116	Conagra Foods, Inc.	09/15/11	6.750	122,977

184	Conagra Foods, Inc.[3]	06/15/17	5.819	186,670

175	Dole Foods Co.	03/15/11	8.875	174,125

375	Kraft Foods, Inc.	11/01/11	5.625	382,107

150	Pinnacle Foods Holding Corp.	12/01/13	8.250	161,250

130	Wornick Co.	07/15/11	10.875	120,575

				1,356,204

Food processors/beverage/bottling—0.08%
325	Coors Brewing Co.	05/15/12	6.375	339,037

300	SABMiller PLC[3]	07/01/16	6.500	319,148

				658,185

Gaming—0.21%
100	Caesars Entertainment	05/15/11	8.125	105,875

150	Chukchansi Economic Development Authority[3]	11/15/13	8.000	156,375

100	Circus & Eldorado	03/01/12	10.125	105,063

25	Great Canadian Gaming Co.[3]	02/15/15	7.250	25,375

225	Jacobs Entertainment, Inc.	06/15/14	9.750	236,250

250	MTR Gaming Group, Inc.	04/01/10	9.750	261,875

100	Pokagon Gaming Authority[3]	06/15/14	10.375	109,500

150	Poster Financial Group	12/01/11	8.750	156,000

150	River Rock Entertainment	11/01/11	9.750	160,125

150	San Pasqual Casino[3]	09/15/13	8.000	154,125

150	Tunica-Biloxi Gaming Authority[3]	11/15/15	9.000	159,375

200	Wheeling Island Gaming, Inc.	12/15/09	10.125	203,500

				1,833,438

UBS U.S. Allocation Fund

Portfolio of investments — February 28, 2007 (unaudited)

Principal
amount		Maturity	Interest
(000)		dates	rates	Value

Corporate bonds—(continued)

Healthcare—0.07%
$150	Ameripath, Inc.	04/01/13	10.500%	$162,000

50	HCA, Inc.[3]	11/15/14	9.125	53,250

50	HCA, Inc.[3]	11/15/16	9.250	53,562

100	Psychiatric Solutions	07/15/15	7.750	101,500

200	Universal Hospital Services	11/01/11	10.125	212,500

				582,812

Industrial-other—0.01%
100	Tube City IMS Corp.[3]	02/01/15	9.750	105,000

Machinery-agriculture & construction—0.04%
325	John Deere Capital Corp.	03/15/12	7.000	351,739

Media—0.06%
100	Affinion Group, Inc.	10/15/13	10.125	108,000

75	Baker & Taylor, Inc.[3]	07/01/13	11.500	77,438

150	LIN Television Corp.	05/15/13	6.500	146,250

175	Sinclair Broadcast Group	03/15/12	8.000	180,250

				511,938

Metals & mining—0.08%
250	AK Steel Corp.	06/15/12	7.750	253,125

100	Century Aluminum Co.	08/15/14	7.500	102,250

200	FastenTech, Inc.	05/01/11	11.500	212,500

125	Neenah Corp.[3]	01/01/17	9.500	128,750

				696,625

Oil & gas—0.18%
150	Atlas Pipeline Partners	12/15/15	8.125	154,875

175	Inergy LP/Inergy Finance	03/01/16	8.250	184,625

510	Kinder Morgan Energy Partners	11/15/14	5.125	496,000

770	Kinder Morgan Energy Partners	03/15/35	5.800	730,255

				1,565,755

Oil refining—0.01%
80	Giant Industries, Inc.	05/15/12	11.000	85,000

Paper & forest products—0.13%
125	Abitibi-Consolidated, Inc.	04/01/08	6.950	124,687

150	Abitibi-Consolidated, Inc.	08/01/10	8.550	153,750

UBS U.S. Allocation Fund

Portfolio of investments — February 28, 2007 (unaudited)

Principal
amount		Maturity	Interest
(000)		dates	rates	Value

Corporate bonds—(continued)

Paper & forest products—(concluded)
$115	Boise Cascade LLC	10/15/14	7.125%	$112,700

200	Bowater Canada Finance	11/15/11	7.950	201,000

150	Buckeye Technologies, Inc.	10/15/10	8.000	150,000

175	Cellu Tissue Holdings, Inc.	03/15/10	9.750	175,000

150	Millar Western Forest	11/15/13	7.750	141,375

75	P.H. Glatfelter	05/01/16	7.125	76,125

				1,134,637

Pharmaceuticals—0.23%
275	Abbott Laboratories	05/15/11	5.600	281,256

770	Allergan, Inc.	04/01/16	5.750	791,874

265	Bristol-Myers Squibb	11/15/36	5.875	271,964

265	Teva Pharmaceutical Finance LLC	02/01/16	5.550	262,201

350	Wyeth	03/15/13	5.500	355,699

				1,962,994

Publishing—0.18%
125	Advanstar Communications, Inc.	08/15/10	10.750	134,063

200	Cadmus Communications Corp.	06/15/14	8.375	202,500

125	Cenveo Corp.	12/01/13	7.875	122,813

100	Clarke American Corp.	12/15/13	11.750	115,000

300	Deluxe Corp.	12/15/12	5.000	271,620

200	Quebecor World Capital Corp.[3]	03/15/16	8.750	204,500

175	R.H. Donnelley Corp.	01/15/16	8.875	186,812

200	Sheridan Acquisition Corp.	08/15/11	10.250	209,000

75	Vertis, Inc.	06/15/09	10.875	76,500

				1,522,808

Real estate investment trusts—0.07%
325	Avalonbay Communities	08/01/09	7.500	342,241

280	Prologis	11/15/15	5.625	284,002

				626,243

Restaurants—0.04%
175	Landry’s Restaurants, Inc., Series B	12/15/14	7.500	174,125

150	Restaurant Co.	10/01/13	10.000	145,688

				319,813

UBS U.S. Allocation Fund

Portfolio of investments — February 28, 2007 (unaudited)

Principal
amount		Maturity	Interest
(000)		dates	rates	Value

Corporate bonds—(continued)

Retail—0.11%
$50	Brookstone Co., Inc.	10/15/12	12.000%	$52,750

225	GSC Holdings Corp.	10/01/12	8.000	239,062

200	Ingles Markets, Inc.	12/01/11	8.875	208,500

175	Pantry, Inc.	02/15/14	7.750	175,875

200	Petro Stopping Center/Financial	02/15/12	9.000	208,000

50	Sally Holdings LLC[3]	11/15/14	9.250	51,750

				935,937

Road & rail—0.07%
275	Burlington Northern Santa Fe Corp.	05/13/29	7.082	312,672

150	Kansas City Southern	06/15/09	7.500	153,375

155	Norfolk Southern Corp.	09/17/14	5.257	154,391

				620,438

Services—0.02%
150	Carriage Services, Inc.	01/15/15	7.875	153,375

Specialty purpose entity—0.03%
150	AAC Group Holding Corp.	10/01/12	10.250[6]	135,750

125	Riddell Bell Holdings, Inc.	10/01/12	8.375	125,000

				260,750

Technology-hardware—0.07%
250	Cisco Systems, Inc.	02/22/16	5.500	254,418

175	Freescale Semiconductor[3]	12/15/14	8.875	177,406

125	Xerox Corp.	02/01/17	6.750	132,136

				563,960

Technology-software—0.05%
350	Computer Sciences Corp.	04/15/08	3.500	341,316

125	Unisys Corp.	10/15/12	8.000	126,250

				467,566

Telecommunications—0.25%
325	Bellsouth Corp.	06/15/34	6.550	344,236

200	Citizens Communications	08/15/31	9.000	221,500

100	Dycom Industries, Inc.	10/15/15	8.125	103,000

200	Intelsat Subsidiary Holding Co. Ltd.	01/15/15	8.625	215,000

UBS U.S. Allocation Fund

Portfolio of investments — February 28, 2007 (unaudited)

Principal
amount		Maturity	Interest
(000)		dates	rates	Value

Corporate bonds—(concluded)

Telecommunications—(concluded)
$150	Qwest Communications International	02/15/11	7.250%	$153,562

1,160	Telecom Italia Capital	11/15/13	5.250	1,129,172

				2,166,470

Tobacco—0.02%
150	Reynolds American, Inc.	06/01/13	7.250	158,002

Transportation services—0.05%
400	ERAC USA Finance Co.[3]	01/15/11	8.000	437,276

Utilities-other—0.03%
250	Duke Capital LLC	08/15/14	5.668	248,372

Wireless telecommunication services—0.28%
250	American Cellular Corp., Series B	08/01/11	10.000	265,938

300	AT&T Corp.	11/15/31	8.000	380,824

175	AT&T Wireless Services, Inc.	03/01/31	8.750	232,737

135	Cincinnati Bell, Inc.	01/15/14	8.375	138,544

650	Sprint Capital Corp.	03/15/32	8.750	793,152

350	Verizon New York, Inc., Series A	04/01/12	6.875	369,859

100	Wind Acquisition Finance SA3	12/01/15	10.750	115,250

125	Windstream Corp.	08/01/16	8.625	136,875

				2,433,179

Total corporate bonds (cost—$66,315,085)				67,111,634

International government obligations—0.26%
1,920	AID-Egypt	09/15/15	4.450	1,864,243

330	Pemex Project Funding Master Trust	11/15/11	8.000	362,505

Total international government obligations (cost—$2,221,308)				2,226,748

Repurchase agreement—2.99%
25,794	Repurchase agreement dated 02/28/07 with State Street Bank & Trust Co., collateralized by $9,408,616 US Treasury Bonds,7.500% to 8.875% due 11/15/16 to 08/15/17 and $14,352,347 US Treasury Notes, 4.625% to 4.875% due 07/31/11 to 01/31/12; (value—$26,310,274); proceeds: $25,797,511 (cost—$25,794,000)	03/01/07	4.900	25,794,000

UBS U.S. Allocation Fund

Portfolio of investments — February 28, 2007 (unaudited)

Number of
shares
(000)			Yield	Value

Investments of cash collateral from securities loaned—10.81%

Money market funds[8]—0.39%

0 [9]	AIM Prime Portfolio		5.200%	$489

9	DWS Money Market Series		5.199	9,384

3,365	UBS Private Money Market Fund LLC[10]		5.239	3,364,874

Total money market funds (cost—$3,374,747)				3,374,747

Principal
Amount		Maturity
(000)		dates

Repurchase agreements—10.42%
$10,000	Repurchase agreement dated 02/28/07 with Barclays Bank PLC, collateralized by $10,338,000 Federal Home Loan Mortgage Corp. obligations, 4.240% due 02/22/10; (value—$10,200,057); proceeds: $10,001,475	03/01/07	5.310	10,000,000

40,000	Repurchase agreement dated 02/28/07 with Deutsche Bank Securities, Inc., collateralized by $38,400,000 Federal Home Loan Bank obligations, 5.200% due 01/29/09 and $2,241,000 Federal National Mortgage Association obligations, 5.250% due 08/01/12;(value—$40,800,505); proceeds: $40,005,911	03/01/07	5.320	40,000,000

40,000	Repurchase agreement dated 02/28/07 with Merrill Lynch & Co., collateralized by $101,862,000 Resolution Funding Strips obligations, zero coupon due 07/15/15 to 04/15/26; (value —$40,801,796); proceeds: $40,005,900	03/01/07	5.310	40,000,000

Total repurchase agreements (cost—$90,000,000)				90,000,000

Total investments of cash collateral from securities loaned (cost—$93,374,747)				93,374,747

Total investments (cost—$874,840,583)—111.18%				960,291,638

Liabilities in excess of other assets—(11.18)%				(96,531,107)

Net assets—100.00%				$863,760,531

*	Non-income producing security.
1	Security, or portion thereof, was on loan at February 28, 2007.
2	Floating rate securities. The interest rates shown are the current rates as of February 28, 2007.

UBS U.S. Allocation Fund

Portfolio of investments — February 28, 2007 (unaudited)

3
Security exempt from registration under Rule144A of the Securities Act of 1933. These securities, which represent 2.61% of net assets as of February 28, 2007, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

4	The security detailed in the table below, which represents less than 0.005% of net assets, is considered illiquid and restricted as of February 28, 2007.

			Acquisition		Value at
Illiquid and			cost as a		02/28/07as a
restricted	Acquisition	Acquisition	percentage	Value at	percentage of
security	date	cost	of net assets	02/28/07	net assets

Merrill Lynch
Credit
Corporation
Mortgage
Investors, Inc.,
Series 2003-D,
ClassXA1,
1.000%,
08/25/28	09/12/03	$1,280	0.00%	$1,266	0.00%

5
Interest Only Security. This security entitles the holder to receive interest payments from an underlying pool of mortgages. The risk associated with this security is related to the speed of the principal paydowns. High prepayments would result in a smaller amount of interest being received and cause the yield to decrease. Low prepayments would result in a greater amount of interest being received and cause the yield to increase.

6	Denotes a step-up bond that converts to the noted fixed rate at a designated future date.
7	Perpetual bond security. The maturity date reflects the next call date.
8	Rates shown reflect yield at February 28, 2007.
9	Amount represents less than 500 shares.
10	The table below details the Fund’s transaction activity in an affiliated issuer for the six months ended February 28, 2007.

		Purchases	Sales		Net Income earned
		during the	during the		from affiliate
		six months	six months		for the six months
Security	Value at	ended	ended	Value at	ended
description	08/31/06	02/28/07	02/28/07	02/28/07	02/28/07

UBS Private
Money Market
Fund LLC	$22,164,084	$404,217,256	$423,016,466	$3,364,874	$16,630

FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GSAMP	Goldman Sachs Asset Mortgage Passthrough
GSMPS	Goldman Sachs Mortgage Passthrough Securities
OEM	Original Equipment Manufacturer
REMIC	Real Estate Mortgage Investment Conduit

UBS U.S. Allocation Fund

Portfolio of investments — February 28, 2007 (unaudited)

Issuer breakdown by country or territory of origin

Percentage of total investments

United States	96.9%

Panama	0.9

Cayman Islands	0.7

United Kingdom	0.7

Bermuda	0.4

Egypt	0.2

Canada	0.1

Italy	0.1

Total	100.0%

See accompanying notes to financial statements

UBS U.S. Allocation Fund

Understanding your Fund’s expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transactional costs (as applicable), including sales charges (loads); and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees (if applicable); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, September 1, 2006 to February 28, 2007.

Actual expenses
The first line for each class of shares in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for each class of shares under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes
The second line for each class of shares in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios for each class of shares and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return for each class of shares. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any transactional costs (as applicable), such as sales charges (loads). Therefore, the second line in the table for each class of shares is useful in comparing ongoing Fund costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

UBS U.S. Allocation Fund

Understanding your Fund’s expenses (unaudited) (concluded)

		Beginning	Ending	Expenses paid
		account value	account value	during period*
		September 1, 2006	February 28, 2007	09/01/06 to 02/28/07

Class A	Actual	$1,000.00	$1,081.10	$4.64

	Hypothetical
	(5% annual return
	before expenses)	1,000.00	1,020.33	4.51

Class B	Actual	1,000.00	1,076.30	8.91

	Hypothetical
	(5% annual return
	before expenses)	1,000.00	1,016.22	8.65

Class C	Actual	1,000.00	1,077.00	8.45

	Hypothetical
	(5% annual return
	before expenses)	1,000.00	1,016.66	8.20

Class Y	Actual	1,000.00	1,083.10	2.84

	Hypothetical
	(5% annual return
	before expenses)	1,000.00	1,022.07	2.76

*	Expenses are equal to the Fund’s annualized net expense ratios: Class A: 0.90%, Class B: 1.73%, Class C: 1.64% and Class Y: 0.55%, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

UBS U.S. Allocation Fund

Statement of assets and liabilities—February 28, 2007 (unaudited)

Assets:
Investments in unaffiliated securities, at value (cost–$755,681,709)[1]	$841,132,764

Investment in an affiliated security, at value (cost–$3,364,874)	3,364,874

Repurchase agreements, at value (cost–$115,794,000)	115,794,000

Total investments in securities, at value (cost–$874,840,583)	960,291,638

Receivable for investments sold	20,954,148

Receivable for shares of beneficial interest sold	92,613

Receivable for dividends and interest	3,421,808

Other assets	99,217

Total assets	984,859,424

Liabilities:
Payable for cash collateral from securities loaned	93,374,747

Payable for investments purchased	24,535,460

Payable for shares of beneficial interest repurchased	2,082,979

Payable to affiliates	611,775

Payable to custodian	57,593

Payable for foreign withholding taxes	1,177

Accrued expenses and other liabilities	435,162

Total liabilities	121,098,893

Net assets:
Beneficial interest–$0.001 par value per share (unlimited amount authorized)	911,912,437

Accumulated undistributed net investment income	5,735,531

Accumulated net realized loss from investments	(139,338,492)

Net unrealized appreciation of investments	85,451,055

Net assets	$863,760,531

1	Includes $118,285,632 of investments in securities on loan, at value.

See accompanying notes to financial statements

36

UBS U.S. Allocation Fund

Statement of assets and liabilities—February 28, 2007 (unaudited)

Class A:
Net assets	$478,405,482

Shares outstanding	15,107,593

Net asset value per share	$31.67

Maximum offering price per share (net asset value plus
maximum sales charge of 5.50%)	$33.51

Class B
Net assets	$51,576,025

Shares outstanding	1,656,077

Net asset value and offering price per share	$31.14

Class C
Net assets	$220,594,350

Shares outstanding	7,100,090

Net asset value and offering price per share	$31.07

Class Y
Net assets	$113,184,674

Shares outstanding	3,526,504

Net asset value and offering price per share	$32.10

See accompanying notes to financial statements

37

UBS U.S. Allocation Fund

Statement of operations

For the six
months ended
February 28, 2007
(unaudited)

Investment income:
Dividends	$5,139,631

Interest (net of foreign witholding taxes of $1,391)	8,242,180

Securities lending income (includes $16,630 earned from an
affiliated entity)	97,766

13,479,577

Expenses:
Investment advisory and administration fees	2,055,594

Service fees–Class A	598,607

Service and distribution fees–Class B	329,739

Service and distribution fees–Class C	1,125,985

Transfer agency and related service fees–Class A	276,516

Transfer agency and related service fees–Class B	66,193

Transfer agency and related service fees–Class C	127,706

Transfer agency and related service fees–Class Y	8,743

Custody and accounting fees	177,210

Reports and notices to shareholders	79,285

Professional fees	52,068

State registration fees	32,944

Insurance expense	19,537

Trustees’ fees	14,370

Other expenses	16,910

4,981,407

Less: Fee waivers by investment advisor and administrator	(97,539)

Net expenses	4,883,868

Net investment income	8,595,709

Realized and unrealized gains from investment activities
Net realized gain from investments	36,327,152

Net change in unrealized appreciation of investments	24,217,713

Net realized and unrealized gain from investment activities	60,544,865

Net increase in net assets resulting from operations	$69,140,574

See accompanying notes to financial statements

38

UBS U.S. Allocation Fund

Statement of changes in net assets

	For the six
	months ended	For the
	February 28, 2007	year ended
	(unaudited)	August 31, 2006

From operations:
Net investment income	$8,595,709	$16,370,720

Net realized gains from investments	36,327,152	49,492,775

Net change in unrealized appreciation/depreciation of
investments and options written	24,217,713	(2,616,205)

Net increase in net assets resulting from operations	69,140,574	63,247,290

Dividends to shareholders from:
Net investment income–Class A	(10,456,632)	(10,696,257)

Net investment income–Class B	(690,100)	(947,042)

Net investment income–Class C	(3,289,920)	(3,192,484)

Net investment income-Class Y	(2,980,008)	(2,885,670)

	(17,416,660)	(17,721,453)

From beneficial interest transactions:
Net proceeds from the sale of shares	9,663,322	19,991,380

Cost of shares repurchased	(106,744,051)	(258,340,216)

Proceeds from dividends reinvested	16,501,783	16,781,941

Net decrease in net assets from beneficial
Interest transactions	(80,578,946)	(221,566,895)

Net decrease in net assets	(28,855,032)	(176,041,058)

Net assets:
Beginning of period	892,615,563	1,068,656,621

End of period	$863,760,531	$892,615,563

Accumulated undistributed net investment income	$5,735,531	$14,556,482

See accompanying notes to financial statements

39

UBS U.S. Allocation Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Class A

For the six
months ended
February 28, 2007
(unaudited)

Net asset value, beginning of period	$29.94

Net investment income	0.34 [1]

Net realized and unrealized gains (losses) from investment activities	2.08

Net increase (decrease) from operations	2.42

Dividends from net investment income	(0.69)

Distributions from net realized gains from investment activities	—

Total dividends and distributions	(0.69)

Net asset value, end of period	$31.67

Total investment return[2]	8.11%

Ratios/supplemental data:
Net assets, end of period (000’s)	$478,405

Expenses to average net assets, net of fee waivers by advisor[3]	0.90%[4]

Expenses to average net assets, before fee waivers by advisor[3]	0.92%[4]

Net investment income to average net assets	2.15%[4]

Portfolio turnover	34%

1	Calculated using the average month-end shares outstanding for the period.
2	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or redemption fees; results would be lower if they were included. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3	During the years ended August 31, 2003 and August 31, 2002, UBS Global Asset Management (US) Inc. did not waive any advisory and administration fees.
4	Annualized.

See accompanying notes to financial statements

40

UBS U.S. Allocation Fund

Class A

For the years ended August 31,

2006	2005	2004	2003	2002

$28.60	$25.81	$23.00	$20.80	$25.78

0.56 [1]	0.51 [1]	0.30 [1]	0.18 [1]	0.13 [1]

1.38	2.79	2.72	2.10	(4.94)

1.94	3.30	3.02	2.28	(4.81)

(0.60)	(0.51)	(0.21)	(0.08)	(0.03)

—	—	—	—	(0.14)

(0.60)	(0.51)	(0.21)	(0.08)	(0.17)

$29.94	$28.60	$25.81	$23.00	$20.80

6.84%	12.85%	13.19%	10.99%	(18.79)%

$472,213	$525,711	$552,195	$649,582	$690,546

0.91%	0.90%	0.93%	0.98%	0.89%

0.94%	0.93%	0.95%	0.98%	0.89%

1.91%	1.87%	1.18%	0.84%	0.54%

82%	67%	128%	2%	5%

See accompanying notes to financial statements

41

UBS U.S. Allocation Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Class B

For the six
months ended
February 28, 2007
(unaudited)

Net asset value, beginning of period	$29.24

Net investment income (loss)	0.19 [1]

Net realized and unrealized gains (losses) from investment activitites	2.04

Net increase (decrease) from operations	2.23

Dividends from net investment income	(0.33)

Distributions from net realized gains from investment activities	—

Total dividends and distributions	(0.33)

Net asset value, end of period	$31.14

Total investment return[2]	7.63%

Ratios/supplemental data:
Net assets, end of period (000’s)	$51,576

Expenses to average net assets, net of fee waivers by advisor[3]	1.73%[4]

Expenses to average net assets, before fee waivers by advisor[3]	1.75%[4]

Net investment income (loss) to average net assets	1.29%[4]

Portfolio turnover	34%

1	Calculated using the average month-end shares outstanding for the period.
2	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or redemption fees; results would be lower if they were included. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3	During the years ended August 31, 2003 and August 31, 2002, UBS Global Asset Management (US) Inc. did not waive any advisory and administration fees.
4	Annualized.

See accompanying notes to financial statements

42

UBS U.S. Allocation Fund

Class B

For the years ended August 31,

2006	2005	2004	2003	2002

$27.81	$25.04	$22.29	$20.23	$25.24

0.30 [1]	0.28 [1]	0.09 [1]	0.02 [1]	(0.05)[1]

1.36	2.70	2.66	2.04	(4.82)

1.66	2.98	2.75	2.06	(4.87)

(0.23)	(0.21)	—	—	—

—	—	—	—	(0.14)

(0.23)	(0.21)	—	—	(0.14)

$29.24	$27.81	$25.04	$22.29	$20.23

5.99%	11.95%	12.34%	10.18%	(19.41)%

$77,296	$148,208	$277,891	$461,273	$606,133

1.71%	1.70%	1.70%	1.74%	1.65%

1.74%	1.73%	1.72%	1.74%	1.65%

1.07%	1.08%	0.36%	0.08%	(0.22)%

82%	67%	128%	2%	5%

See accompanying notes to financial statements

43

UBS U.S. Allocation Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Class C

For the six
months ended
February 28, 2007
(unaudited)

Net asset value, beginning of period	$29.27

Net investment income (loss)	0.21 [1]

Net realized and unrealized gains (losses) from investment activities	2.04

Net increase (decrease) from operations	2.25

Dividends from net investment income	(0.45)

Distributions from net realized gains from investment activities	—

Total dividends and distributions	(0.45)

Net asset value, end of period	$31.07

Total investment return[2]	7.70%

Ratios/supplemental data:
Net assets, end of period (000’s)	$220,594

Expenses to average net assets, net of fee waivers by advisor[3]	1.64%[4]

Expenses to average net assets, before fee waviers by advisor[3]	1.67%[4]

Net investment income (loss) to average net assets	1.40%[4]

Portfolio turnover	34%

1	Calculated using the average month-end shares outstanding for the period.
2	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or redemption fees; results would be lower if they were included. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3	During the years ended August 31, 2003 and August 31, 2002, UBS Global Asset Management (US) Inc. did not waive any advisory and administration fees.
4	Annualized.

See accompanying notes to financial statements

44

UBS U.S. Allocation Fund

Class C

For the years ended August 31,

2006	2005	2004	2003	2002

$27.95	$25.21	$22.46	$20.38	$25.42

0.33 [1]	0.30 [1]	0.10 [1]	0.02 [1]	(0.05)[1]

1.35	2.72	2.67	2.06	(4.85)

1.68	3.02	2.77	2.08	(4.90)

(0.36)	(0.28)	(0.02)	—	—

—	—	—	—	(0.14)

(0.36)	(0.28)	(0.02)	—	(0.14)

$29.27	$27.95	$25.21	$22.46	$20.38

6.02%	12.02%	12.35%	10.21%	(19.39)%

$226,219	$271,996	$333,765	$458,117	$538,109

1.65%	1.65%	1.67%	1.72%	1.63%

1.68%	1.68%	1.69%	1.72%	1.63%

1.16%	1.12%	0.42%	0.10%	(0.20)%

82%	67%	128%	2%	5%

See accompanying notes to financial statements

45

UBS U.S. Allocation Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Class Y

For the six
months ended
February 28, 2007
(unaudited)

Net asset value, beginning of period	$30.39

Net investment income	0.39 [1]

Net realized and unrealized gains (losses) from investment activitites	2.13

Net increase (decrease) from operations	2.52

Dividends from net investment income	(0.81)

Distributions from net realized gains from investment activities	—

Total dividends and distributions	(0.81)

Net asset value, end of period	$32.10

Total investment return[2]	8.31%

Ratios/supplemental data:
Net assets, end of period (000’s)	$113,185

Expenses to average net assets, net of fee waivers by advisor[3]	0.55%[4]

Expenses to average net assets, before fee waivers by advisor[3]	0.57%[4]

Net investment income to average net assets	2.50%[4]

Portfolio turnover	34%

1	Calculated using the average month-end shares outstanding for the period.
2	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or redemption fees; results would be lower if they were included. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3	During the years ended August 31, 2003 and August 31, 2002, UBS Global Asset Management (US) Inc. did not waive any advisory and administration fees.
4	Annualized.

See accompanying notes to financial statements

46

UBS U.S. Allocation Fund

Class Y

For the years ended August 31,

2006	2005	2004	2003	2002

$29.02	$26.19	$23.33	$21.07	$26.05

0.67 [1]	0.61 [1]	0.39 [1]	0.25 [1]	0.21 [1]

1.40	2.83	2.76	2.13	(5.00)

2.07	3.44	3.15	2.38	(4.79)

(0.70)	(0.61)	(0.29)	(0.12)	(0.05)

—	—	—	—	(0.14)

(0.70)	(0.61)	(0.29)	(0.12)	(0.19)

$30.39	$29.02	$26.19	$23.33	$21.07

7.22%	13.22%	13.58%	11.39%	(18.54)%

$116,888	$122,743	$123,727	$137,401	$149,653

0.55%	0.55%	0.58%	0.63%	0.58%

0.57%	0.58%	0.60%	0.63%	0.58%

2.27%	2.21%	1.53%	1.19%	0.85%

82%	67%	128%	2%	5%

See accompanying notes to financial statements

47

UBS U.S. Allocation Fund

Notes to financial statements (unaudited)

Organization and significant accounting policies
UBS U.S. Allocation Fund (the “Fund”) is a series of UBS Investment Trust (the “Trust”) and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Trust was organized on March 28, 1991, as a business trust under the laws of the Commonwealth of Massachusetts and currently has one operating series.

Currently, the Fund offers Class A, Class B, Class C and Class Y shares. Each class represents interests in the same assets of the Fund, and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges and certain transfer agency and related services expenses. In addition, Class B shares and all corresponding reinvested dividend shares automatically convert to Class A shares within a certain number of years after issuance which varies depending upon the amount invested. All classes of shares have equal voting privileges except that Class A, Class B and Class C shares each have exclusive voting rights with respect to their respective service and/or distribution plans. Class Y shares have no service or distribution plan.

In the normal course of business the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The preparation of financial statements in accordance with US generally accepted accounting principles requires the Fund’s management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments—The Fund calculates net asset values based on the current market value for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources. Independent pricing sources may use last reported sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. Securities traded in the over-the-counter (“OTC”) market and listed on The Nasdaq Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price.

48

UBS U.S. Allocation Fund

Notes to financial statements (unaudited)

Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on US and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc.(“UBS Global AM”). If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities (particularly non-US securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities are fair valued. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of February 28, 2007, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the Statement of Operations for a fiscal period.

Repurchase agreements—The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date

49

UBS U.S. Allocation Fund

Notes to financial statements (unaudited)

(or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global AM.

Investment transactions, investment income and expenses—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Dividend income is recorded on the ex-dividend date (“ex-date”). Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US generally accepted accounting principles. These “book/tax”

50

UBS U.S. Allocation Fund

Notes to financial statements (unaudited)

differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk
The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments, including those particular to a specific industry, country or region.

Investment advisor and administrator
The Board has approved an Investment Advisory and Administration Contract (“Advisory Contract”), under which UBS Global AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund is to pay UBS Global AM an investment advisory and administration fee, which is to be accrued daily and paid monthly, at an annual rate of 0.50% of the Fund’s average daily net assets up to $250 million and 0.45% thereafter.

UBS Global AM has agreed to permanently reduce its advisory and administration fee based on the Fund’s average daily net assets so that it is assessed as follows: $0 to $250 million – 0.50%; in excess of $250 million up to $500 million – 0.45%; in excess of $500 million up to $2 billion – 0.40%; and over $2 billion – 0.35%. Accordingly, for the six months ended February 28, 2007, UBS Global AM waived $97,539 in investment advisory and administration fees. At February 28, 2007, the Fund owed UBS Global AM $314,428 in investment advisory and administration fees. At February 28, 2007, UBS Global AM owed the Fund $14,692 for fee waivers under the above agreement.

For the six months ended February 28, 2007, the Fund paid $531 in brokerage commissions to UBS Securities LLC, an indirect wholly owned subsidiary of UBS AG, for transactions executed on behalf of the Fund.

Additional information regarding compensation to affiliate of a board member
Effective March 1, 2005, Professor Meyer Feldberg accepted the position of senior advisor to Morgan Stanley, resulting in him becoming an interested trustee of the Fund. The Fund has been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any

51

UBS U.S. Allocation Fund

Notes to financial statements (unaudited)

UBS funds. Fund transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the six months ended February 28, 2007, the Fund paid brokerage commissions to Morgan Stanley in the amount of $10,303. During the six months ended February 28, 2007, the Fund purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley having an aggregate value of $49,818,639. Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the advisor, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Service and distribution plans
 UBS Global Asset Management (US) Inc. (“UBS Global AM—US”) is the principal underwriter of the Fund’s shares. Under separate plans of service and/or distribution pertaining to Class A, Class B and Class C shares, the Fund pays UBS Global AM—US monthly service fees at an annual rate of 0.25% of the average daily net assets of Class A, Class B and Class C shares and monthly distribution fees at the annual rate of 0.75% of the average daily net assets of Class B and Class C shares. At February 28, 2007, the Fund owed UBS Global AM—US $307,932forserviceand distribution fees.

UBS Global AM—US also receives the proceeds of the initial sales charges paid by shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by shareholders upon certain redemptions of Class A, Class B and Class C shares. UBS Global AM—US has informed the Fund that for the six months ended February 28, 2007, it earned $58,876, $53,322, and $3,020 in initial sales and deferred sales charges on Class A, Class B and Class C shares, respectively.

Transfer agency and related services fees
UBS Financial Services Inc., an indirect wholly owned subsidiary of UBS AG, provides transfer agency related services to the Fund pursuant to a delegation of authority from PFPC, Inc. (“PFPC”), the Fund’s transfer agent, and is compensated for these services by PFPC, not the Fund.

52

UBS U.S. Allocation Fund

Notes to financial statements (unaudited)

For the six months ended February 28, 2007, UBS Financial Services Inc. received from PFPC, not the Fund, $244,187 of the total transfer agency and related services fees paid by the Fund to PFPC.

Securities lending
The Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Fund may regain ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. UBS Financial Services Inc. and other affiliated broker-dealers have been approved as borrowers under the Fund’s securities lending program. UBS Securities LLC is the Fund’s lending agent. For the six months ended February 28, 2007 UBS Securities LLC earned $33,506 in compensation as the Fund’s lending agent. At February 28, 2007, the Fund owed UBS Securities LLC $4,107 in compensation as the Fund’s lending agent.

At February 28, 2007, the Fund had securities on loan having a market value of $118,285,632. The custodian for the Fund held cash and cash equivalents as collateral for securities loaned of $93,374,747. In addition, the Fund held US government and agency securities having an aggregate value of $28,677,695 as collateral for portfolio securities loaned as follows:

Principal
amount		Maturity	Interest
(000)		dates	rates	Value

$1,000	Federal Home Loan Bank	08/15/08	5.500%	$1,002,086

1,360	Federal National Mortgage Association	06/15/08	2.500	1,324,762

25,624	US Treasury Inflation Index Notes	04/15/10	0.875	26,350,847

				$28,677,695

53

UBS U.S. Allocation Fund

Notes to financial statements (unaudited)

Bank line of credit
The Fund participates with other funds managed, advised or sub-advised by UBS Global AM—Americas in a $100 million committed credit facility with State Street Bank and Trust Company (“Committed Credit Facility”), to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Fund at the request of the shareholders and other temporary or emergency purposes. Under the Committed Credit Facility arrangement, the Fund has agreed to pay a commitment fee, pro rata, based on the relative asset size of the funds in the Committed Credit Facility. Interest is charged to the Fund at the overnight federal funds rate in effect at the time of borrowings, plus 0.50%. The Fund did not borrow under the Committed Credit Facility during the six months ended February 28, 2007.

Purchases and sales of securities
For the six months ended February 28, 2007, aggregate purchases and sales of portfolio securities, excluding short-term securities and US Government securities, were $128,717,303 and $209,455,075, respectively.

For the six months ended February 28, 2007, aggregate purchases and sales of US Government securities, excluding short-term securities were $169,304,957, and $180,355,721, respectively.

Federal tax status
The Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid during the fiscal year ended August 31, 2006 was as follows:

Distributions paid from:	2006

Ordinary Income	$17,721,453

The tax character of distributions paid and the components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be determined after the Fund’s fiscal year ending August 31, 2007.

54

UBS U.S. Allocation Fund

Notes to financial statements (unaudited)

At August 31, 2006, the Fund had a net capital loss carryforward of $167,762,681. This loss carryforward is available as a reduction, to the extent provided in the regulations, of any future net realized capital gains and will expire August 31, 2011. To the extent that such losses are used to offset future net realized capital gains, it is probable these gains will not be distributed. In addition, the Fund utilized $41,388,979 of the capital loss carryforward to offset current year realized gains for the fiscal year ended August 31, 2006.

For federal income tax purposes, which was substantially the same for book purposes, the tax cost of investments and the components of net unrealized appreciation of investments at February 28, 2007 were as follows:

Tax cost of investments	$874,840,583

Gross appreciation (investments having an excess of value over cost)	93,250,467

Gross depreciation (investments having an excess of cost over value)	(7,799,412)

Net unrealized appreciation of investments	$85,451,055

On July 13, 2006, FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet a more-likely-than-not threshold would be recorded as a tax expense in the current year. Based on the Securities and Exchange Commission’s announcement on December 22, 2006, the implementation of FIN 48 must be incorporated into accounting practice no later than the last business day of the Fund’s February 29, 2008 semiannual report. Management continues to evaluate the application of FIN 48 to the Fund, and is not in a position at this time to estimate the significance of its impact, if any, to the Fund’s financial statements.

55

UBS U.S. Allocation Fund

Notes to financial statements (unaudited)

Shares of beneficial interest
There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

	Class A		Class B

For the six
months ended
February 28, 2007:	Shares	Amount	Shares	Amount

Shares sold	185,559	$5,812,454	9,848	$302,001

Shares repurchased	(1,908,338)	(59,946,739)	(255,720)	(7,812,527)

Shares converted from Class B to Class A	747,215	23,461,583	(762,621)	(23,461,583)

Dividends reinvested	310,647	9,791,587	20,755	644,436

Net decrease	(664,917)	$(20,881,115)	(987,738)	$(30,327,673)

For the
year ended
August 31, 2006:

Shares sold	452,746	$13,229,529	24,074	$687,476

Shares repurchased	(5,038,838)	(147,389,209)	(1,064,911)	(30,347,204)

Shares converted from Class B to Class A	1,633,859	47,559,412	(1,675,063)	(47,559,412)

Dividends reinvested	344,764	10,039,512	30,776	879,895

Net decrease	(2,607,469)	$(76,560,756)	(2,685,124)	$(76,339,245)

	Class C		Class Y

For the six
months ended
February 28, 2007:	Shares	Amount	Shares	Amount

Shares sold	52,071	$1,592,676	60,337	$1,956,191

Shares repurchased	(781,952)	(23,995,348)	(471,432)	(14,989,437)

Dividends reinvested	101,308	3,137,517	91,737	2,928,243

Net decrease	(628,573)	$(19,265,155)	(319,358)	$(10,105,003)

For the
year ended
August 31, 2006:

Shares sold	95,556	$2,726,972	112,245	$3,347,403

Shares repurchased	(2,206,226)	(63,042,153)	(590,909)	(17,561,650)

Dividends reinvested	106,455	3,045,661	95,552	2,816,873

Net decrease	(2,004,215)	$(57,269,520)	(383,112)	$(11,397,374)

56

UBS U.S. Allocation Fund

General Information (unaudited)

Quarterly Form N-Q portfolio schedule
The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Fund upon request by calling 1-800-647 1568.

Proxy voting policies, procedures and record
You may obtain a description of the Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund’s Web site www.ubs.com/ ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

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64

Trustees
Richard Q. Armstrong	Meyer Feldberg
Chairman
Bernard H. Garil
Alan S. Bernikow
Heather R. Higgins
Richard R. Burt

Principal Officers
Kai Sotorp	Thomas Disbrow
President	Vice President and Treasurer

Mark F. Kemper	Brian D. Singer
Vice President and Secretary	Vice President

Investment Advisor and Administrator
UBS Global Asset Management (Americas) Inc.
51 West 52nd Street
New York, New York 10019-6114

Principal Underwriter
UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114

The financial information included herein is taken from the records of the Fund without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

© 2007 UBS Global Asset Management (Americas) Inc. All rights reserved.

PRESORTED STANDARD U.S. POSTAGE PAID COMPUTERSHARE

UBS Global Asset Management (Americas) Inc.
51 West 52nd Street
New York, New York 10019-6114

Item 2. Code of Ethics.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 3. Audit Committee Financial Expert.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 4. Principal Accountant Fees and Services.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the registrant at UBS Global Asset Management (Americas) Inc., 51 West 52nd Street, New York, New York 10019-6114, and indicate on the envelope “Nominating and Corporate Governance Committee.” The shareholder’s letter should state the nominee’s name and should include the nominee’s resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

Item 11. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Code of Ethics - Form N-CSR disclosure requirement not applicable to this filing of a semiannual report.

(a)	(2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.CERT.

(a)
(3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons - not applicable to the registrant.

(b)	Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Investment Trust

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	May 7, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	May 7, 2007

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	May 7, 2007